Revenues (Tables)	12 Months Ended
Mar. 31, 2026
Revenues [Abstract]
Schedule of Disaggregation of Our Revenue

The following table presents a disaggregation of our revenue by major category

	For the Years Ended March 31,
Revenue by service line	2026	2025
Facilities cleaning services	$63,940	$58,594
Stewarding services	6,242	8,354
Cleaning services for commercial office tenants	7,563	7,089
Total service revenues from Singapore	77,745	74,037
Sales of products	252	312
Lease of cleaning robots	12	-
	$78,009	$74,349

	For the Years Ended March 31,
Revenue by customer category	2026	2025
Facilities cleaning services
Conservancy common areas	$12,825	$12,764
Commercial	8,474	8,527
Institutional	18,599	15,976
Multi-family residential	6,942	4,835
Hotel	3,304	4,175
Asian Aviation hub	12,692	11,522
Industrial	1,009	540
Others	95	255
	63,940	58,594
Stewarding services	6,242	8,354
Cleaning services for commercial office tenants	7,563	7,089
Total service revenues from Singapore	77,745	74,037
Sales of products	252	312
Lease of cleaning robots	12	-
	$78,009	$74,349